SUPPLEMENT DATED OCTOBER 30, 2026

TO THE PROSPECTUSES AND SUMMARY

PROSPECTUSES, EACH DATED May 1, 2026

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Potentia®

This supplement updates certain information for the above referenced prospectus, updating summary prospectus, and initial summary prospectus (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

In the “Key Information” section in the prospectus and the “Important Information You Should Consider About the Contract” section in the Initial Summary Prospectus and the Updating Summary Prospectus, the following changes are made:

•

In the “Are There Ongoing Fees and Expenses?” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Cost is $1,668. Additionally, the maximum fee for Investment Options is 0.99% and the Highest Annual Cost is $2,471.

In the “Fee Table” section in the prospectus and the “Additional Information About Fees” section in the Initial Summary Prospectus, the following changes are made:

•	In the “Annual Portfolio Company Expenses” table, the minimum Annual Fund Expenses is 0.19% and the maximum Annual Fund Expenses is 0.99%.
•	In the “Examples” section, the following replaces the expense examples:

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$2,471	$7,608	$13,014	$27,804

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$2,471	$7,608	$13,014	$27,804

The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,668	$5,176	$8,927	$19,487

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$1,668	$5,176	$8,927	$19,487

The following table replaces the current table in its entirety in Appendix A:

Type/Investment Objective	Portfolio Company and Adviser/ Subadviser(s)[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.63%	None	0.63%	14.77%	12.45%	13.89%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
Domestic Small-Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
Global Equity (International and Domestic)	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
Specialty	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%

Type/Investment Objective	Portfolio Company and Adviser/ Subadviser(s)[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Conservative Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Moderate Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund3 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%